Long-term Debt – Related Parties - Schedule of Long-Term Debt – Related Parties (Details) (Parenthetical) - Ci2i Services, INC [Member] - USD ($)			6 Months Ended		12 Months Ended
	Dec. 13, 2016	Jan. 02, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CEO [Member]
Loan bears annual interest rate		15.00%
Loan bears monthly interest rate		1.25%
Interest expense			$ 16,402	$ 15,890	$ 31,245	$ 44,945
Acrrued interest					92,592
Satinder Thiara [Member]
Loan bears annual interest rate	15.00%
Loan bears monthly interest rate	1.25%
Interest expense			827		74
Acrrued interest	$ 76,190		$ 901		$ 74